Investment Properties, Net	12 Months Ended
Dec. 31, 2018
Disclosure of detailed information about investment property [abstract]
Investment Properties, Net
INVESTMENT PROPERTIES, NET

	Completed	Under development	Total
	US$ in millions
At January 1, 2017
Cost	$1,353	$243	$1,596
Accumulated depreciation	(274)	—	(274)
At January 1, 2017	$1,079	$243	$1,322

Year ended December 31, 2017
Opening net book amount	$1,079	$243	$1,322
Additions	48	—	48
Adjustments arising from change in lease term of leasehold interests in land	2	—	2
Adjustments to project costs	(8)	—	(8)
Transfers	241	(241)	—
Depreciation	(44)	—	(44)
Exchange difference	(7)	(2)	(9)
Closing net book amount	$1,311	$—	$1,311

At December 31, 2017
Cost	$1,626	$—	$1,626
Accumulated depreciation	(315)	—	(315)
At December 31, 2017	$1,311	$—	$1,311

Year ended December 31, 2018
Opening net book amount	$1,311	$—	$1,311
Additions	62	—	62
Adjustments to project costs	5	—	5
Disposals	(92)	—	(92)
Transfers	(609)	—	(609)
Depreciation	(45)	—	(45)
Exchange difference	(3)	—	(3)
Closing net book amount	$629	$—	$629

At December 31, 2018
Cost	$988	$—	$988
Accumulated depreciation	(359)	—	(359)
At December 31, 2018	$629	$—	$629

Pursuant to IAS 40 “Investment Property”, an entity shall transfer a property to/or from investment property when and only when there is a change in use. Subsequent to the Board’s approval in October 2017 to introduce approximately 370 new suites in the apart-hotel tower at The Londoner Macao and approximately 290 new suites in the Four Seasons Tower Suites Macao, observable actions have taken place to support management’s intention to convert the apart-hotel tower at The Londoner Macao and the Four Seasons Tower Suites Macao to owner-occupied assets. As a result, during the year ended December 31, 2018, the assets pertaining to the apart-hotel tower at The Londoner Macao and the Four Seasons Tower Suites Macao with an aggregate carrying amount of US$609 million were transferred from investment properties to property and equipment.
The Group engaged an independent professional valuer, Knight Frank Petty Limited, to perform the valuation of the Group’s investment properties, which are located in Macao, on an annual basis. Knight Frank Petty Limited is a professionally qualified independent external valuer, and had appropriate recent experience in the relevant location and category of the properties being valued. In determining the fair value of the investment properties, the valuer uses assumptions and estimates that reflect, amongst other factors, comparable market transactions in an active market, lease/right of use income from current leases/rights of use and assumptions about lease/right of use income from future leases/rights of use in light of current market conditions, capitalization rates, terminal yield and reversionary income potential. Valuations were based on income and an open market value approach for all completed properties (except for the apart-hotel tower at The Londoner Macao as at December 31, 2017) as follows:

	December 31,
	2018	2017(i)
	US$ in millions
Fair value of the investment properties	$8,243	$9,248

____________________

(i)	Amount includes US$1,488 million related to the Four Seasons Tower Suites Macao.
For the apart-hotel tower at The Londoner Macao, the valuation was determined by taking into account the market value of the proposed development assuming completion as at the date of valuation and then deducting from that amount the estimated costs to complete the development. The fair value of this property as at December 31, 2017 was US$801 million.
In estimating the fair value of the properties, the highest and best use of the properties is their current use. The fair value estimate of the Group’s investment properties is a Level 3 fair value measurement.
The following amounts have been recognized in the consolidated income statement:

	Year ended December 31,
	2018	2017	2016
	US$ in millions
Mall income	$507	$479	$420
Direct operating expenses arising from investment properties that generate right of use income	$51	$55	$43
Direct operating expenses that did not generate right of use income	$5	$2	$1